Note 15 - Intangible - Intangible Assets by Location (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	R$ 4,701.3	R$ 3,512.8
Intangible assets in Argentina [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	1,180.0	348.8
Intangible assets in Bolivia [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	664.3	567.1
Intangible assets in Brazil [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	4.6	4.6
Intangible assets in Canada [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	244.1	223.9
Intangible assets in Chile [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	72.0	69.5
Intangible assets in Luxembourg [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	339.6	339.6
Intangible assets in Paraguay [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	496.9	447.5
Intangible assets in the Dominican Republic [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	1,580.0	1,396.6
Intangible assets in Uruaguay [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	R$ 119.8	R$ 115.2